DEBT EXTINGUISHMENT (Details Narrative) - USD ($)		12 Months Ended
	Jul. 20, 2020	Dec. 31, 2021	Dec. 31, 2020
Debt Extinguishment
Gain (Loss) on Extinguishment of Debt	$ 502,742	$ 1,564,941	$ 7,847,073